Intangible Assets and Liabilities - Schedule of Finite-Lived Intangible Assets and Liabilities (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Total intangible assets carrying amount	$ 259,698	$ 259,698	$ 160,798
Total intangible liability carrying amount	38,300	38,300	0
Net intangible assets carrying amount	221,398	221,398	160,798
Accumulated amortization	(120,395)	(115,167)	(76,491)
Net intangible assets subject to amortization	101,003	106,231	84,307
Net intangible assets subject to amortization	131,122	138,103	$ 84,307
LTSA
Finite-Lived Intangible Assets [Line Items]
Total intangible liability carrying amount	24,100	24,100
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible liability carrying amount	14,200	14,200
Cleco Katrina/Rita right to bill and collect storm recovery charges
Finite-Lived Intangible Assets [Line Items]
Total intangible assets carrying amount	70,594	70,594
Cleco Katrina/Rita right to bill and collect storm recovery charges | Cleco Power
Finite-Lived Intangible Assets [Line Items]
Total intangible assets carrying amount	177,537	177,537
Accumulated amortization	(177,537)	(177,020)
Net intangible assets subject to amortization	0	517
Trade name
Finite-Lived Intangible Assets [Line Items]
Total intangible assets carrying amount	5,100	5,100
Power supply agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets carrying amount	$ 184,004	$ 184,004